Cover	12 Months Ended
Oct. 31, 2023
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Add a Description Here
Entity Registrant Name	HNO INTERNATIONAL, INC.
Entity Central Index Key	0001342916
Entity Incorporation, State or Country Code	NV
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Auditor Name	BF Borgers CPA PC
Auditor Firm ID	5041
Auditor Location	Lakewood, CO